Plant and equipment (Tables)	14 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of plant and equipment

For the two months ended December 31,						2022
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the period	$107.4	$34.3	$1.8	$0.3	$9.8	$153.6
Additions	63.6	—	0.3	—	0.1	64.0
Transfers	(3.9)	3.9	—	—	—	—
Balance, end of the period	167.1	38.2	2.1	0.3	9.9	217.6

Accumulated depreciation
Balance, beginning of the period	—	(4.3)	(0.2)	(0.1)	(1.3)	(5.9)
Depreciation	—	(1.0)	(0.1)	—	(0.2)	(1.3)
Balance, end of the period	—	(5.3)	(0.3)	(0.1)	(1.5)	(7.2)
Net book value	$167.1	$32.9	$1.8	$0.2	$8.4	$210.4

For the year ended October 31,						2022
	Assets under construction	Plant equipment and other	Computer equipment	Vehicles	Leasehold improvements	Total
Cost
Balance, beginning of the year	$15.6	$6.4	$0.2	$0.2	$6.2	$28.6
Additions	119.5	0.2	1.6	0.1	3.6	125.0
Transfers	(27.7)	27.7	—	—	—	—
Balance, end of the year	107.4	34.3	1.8	0.3	9.8	153.6

Accumulated depreciation
Balance, beginning of the year	—	(1.6)	—	(0.1)	(0.5)	(2.2)
Depreciation	—	(2.7)	(0.2)	—	(0.8)	(3.7)
Balance, end of the year	—	(4.3)	(0.2)	(0.1)	(1.3)	(5.9)
Net book value	$107.4	$30.0	$1.6	$0.2	$8.5	$147.7